Information by Segment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inter Segment Policies for Segment

2019	Coca-Cola FEMSA		FEMSA Comercio – Proximity Division		FEMSA Comercio – Health Division		FEMSA Comercio – Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	194,471	Ps.	184,810	Ps.	58,922	Ps.	47,852	Ps.	—	Ps.	41,788	Ps.	(21,132)	Ps.	506,711
Intercompany revenue		5,688		325		—		11		—		15,108		(21,132)		—
Gross profit		87,507		75,099		17,645		4,775		—		11,551		(5,096)		191,481
Administrative expenses		—		—		—		—		—		—		—		19,930
Selling expenses		—		—		—		—		—		—		—		121,871
Other income		—		—		—		—		—		—		—		1,013
Other expenses		—		—		—		—		—		—		—		4,905
Interest expense		6,904		5,733		1,226		1,175		1		2,303		(3,209)		14,133
Interest income		1,230		338		10		114		23		4,563		(3,110)		3,168
Other net finance loss (3)		—		—		—		—		—		—		—		(2,527)
Income before income taxes and share of the profit of equity accounted investees		18,409		11,458		1,487		124		10		449		359		32,296
Income taxes		5,648		923		556		49		(491)		3,791		—		10,476
Share of the profit of equity accounted investees, net of tax		(131)		9		—		—		6,428		(78)		—		6,228

Net income from continuing operations		—		—		—		—		—		—		—		28,048

Net income from discontinued operations		—		—		—		—		—		—		—		—

Consolidated net income		—		—		—		—		—		—		—		28,048

Depreciation and amortization (2)		10,642		9,604		3,112		855		—		1,708		(112)		25,810
Non-cash items other than depreciation and amortization		1,083		529		23		105		—		755		—		2,495

Investments in equity accounted investees		9,751		3,719		—		—		83,789		211		—		97,470
Total assets		257,841		117,229		54,366		17,701		86,639		158,746		(54,981)		637,541
Total liabilities		128,154		98,468		53,468		16,754		3,151		66,812		(55,017)		311,790
Investments in fixed assets (4)		11,465		10,374		1,529		706		—		1,685		(180)		25,579

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

2018	Coca-Cola FEMSA		FEMSA Comercio – Proximity Division		FEMSA Comercio – Health Division		FEMSA Comercio – Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	182,342	Ps.	167,458	Ps.	51,739	Ps.	46,936	Ps	.—	Ps.	42,293	Ps.	(21,024)	Ps.	469,744
Intercompany revenue		5,160		290		—		—		—		15,574		(21,024)		—
Gross profit		83,938		65,529		15,865		4,231		—		10,233		(4,626)		175,170
Administrative expenses		—		—		—		—		—		—		—		17,313
Selling expenses		—		—		—		—		—		—		—		114,573
Other income		—		—		—		—		—		—		—		673
Other expenses		—		—		—		—		—		—		—		2,947
Interest expense		7,568		1,806		678		211		1		2,057		(2,496)		9,825
Interest income		1,004		372		14		159		22		3,757		(2,496)		2,832
Other net finance income (3)		—		—		—		—		—		—		—		(387)
Income before income taxes and share of the profit of equity accounted investees		17,190		13,335		1,438		407		11		1,219		30		33,630
Income taxes		5,260		1,124		652		123		4		3,006		—		10,169
Share of the profit of equity accounted investees, net of tax		(226)		(17)		—		—		6,478		17		—		6,252

Net income from continuing operations		—		—		—		—		—		—		—		29,713

Net income from discontinued operations		—		—		—		—		—		—		—		3,366

Consolidated net income		—		—		—		—		—		—		—		33,079

Depreciation and amortization (2)		10,028		4,971		983		152		—		1,103		—		17,237
Non-cash items other than depreciation and amortization		755		367		22		11		—		490		—		1,645

Investments in equity accounted investees		10,518		84		—		—		83,461		252		—		94,315
Total assets		263,787		75,146		35,881		7,015		86,340		150,674		(42,462)		576,381
Total liabilities		132,037		56,468		23,357		6,142		4,054		61,340		(42,559)		240,839
Investments in fixed assets (4)		11,069		9,441		1,162		520		—		2,391		(317)		24,266

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

2017 (Revised ) (5)	Coca-Cola FEMSA		FEMSA Comercio – Proximity Division		FEMSA Comercio – Health Division		FEMSA Comercio – Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	183,256	Ps.	149,833	Ps.	47,421	Ps.	38,388	Ps.	—	Ps.	39,732	Ps.	(18,698)	Ps.	439,932
Intercompany revenue		4,679		202		—		—		—		13,817		(18,698)		—
Gross profit		83,508		56,127		14,213		2,767		—		9,307		(3,832)		162,090
Administrative expenses		—		—		—		—		—		—		—		15,222
Selling expenses		—		—		—		—		—		—		—		105,880
Other income		—		—		—		—		—		—		—		31,951
Other expenses		—		—		—		—		—		—		—		33,866
Interest expense		8,778		1,313		685		156		—		2,372		(2,212)		11,092
Interest income		791		306		23		47		23		2,492		(2,212)		1,470
Other net finance expenses (3)		—		—		—		—		—		—		—		6,320
Income before income taxes and share of the profit of equity accounted investees		(11,255)		11,723		956		146		30,000		4,265		(64)		35,771
Income taxes		4,184		762		434		23		(5,132)		9,942		—		10,213
Share of the profit of equity accounted investees, net of tax		60		5		—		—		7,847		11		—		7,923

Net income from continuing operations		—		—		—		—		—		—		—		33,480

Net income from discontinued operations		—		—		—		—		—		—		—		3,726

Consolidated net income		—		—		—		—		—		—		—		37,206

Depreciation and amortization (2)		9,632		4,144		942		118		—		804		—		15,640
Non-cash items other than depreciation and amortization		1,663		285		31		18		—		267		—		2,264

Investments in equity accounted investees		11,501		642		—		—		83,720		234		—		96,097
Total assets		285,677		64,717		38,496		4,678		76,555		154,930		(36,512)		588,541
Total liabilities		144,967		49,101		25,885		4,091		1,343		62,754		(36,512)		251,629
Investments in fixed assets (4)		12,917		8,396		774		291		—		1,479		(371)		23,486

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
(5)
Disclosure has been revised for the restructuring of FEMSA Comercio – Proximity Division and for 2017 the discontinued Philippines operations of Coca-Cola FEMSA Philippines. The assets (Ps. 28,272) and liabilities (Ps. 9,945) for the discontinued operation for 2017 of Philippines segment are included in Mexico and Central America.

Summary of Geographic Disclosure
Geographic disclosure for the Company
non-current
assets is as follow:

	2019		2018
Mexico and Central America (1)	Ps.	244,199	Ps.	195,310
South America (2)		136,480		120,003
Europe		83,789		83,461

Consolidated	Ps.	464,468	Ps.	398,774

(1)	Domestic (Mexico only) non-current assets were Ps. 236,915 and Ps. 185,857 , as of December 31, 2019, and December 31, 2018, respectively.
(2)
South America
non-current
assets includes Brazil, Argentina, Colombia, Chile and Uruguay. Brazilian
non-current
assets were Ps. 79,710 and Ps. 76,869, as of December 31, 2019 and December 31, 2018, respectively. Colombia non-current
assets were Ps. 16,463 and Ps. 16,664, as of December 31, 2019 and December 31, 2018, respectively. Argentina non-current
assets were Ps. 4,043 and Ps. 4,538, as of December 31, 2019 and December 31, 2018, respectively. Chile non-current
assets were Ps. 31,487 and Ps. 16,787, as of December 31, 2019 and December 31, 2018, respectively. Uruguay non-current
assets were Ps. 4,781 and Ps. 5,145, as of December 31, 2019 and December 31, 2018, respectively.